Debt obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt obligations
Schedule of debt obligations

	2012		2011
	Amount	Fair Value	Amount	Fair Value
Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	$325,000	$338,000	$325,000	$314,031

Tack-on Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	35,000	36,400	—	—

	$360,000	$374,400	$325,000	$314,031